Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 46,848	£ 52,284
Cash flows from financing activities	(8,152)	(4,112)
Cash flows from operating activities	1,201	(529)
Unrealised foreign exchange	398	(1,370)
Other changes	18	575
Ending Balance	40,313	46,848
Debt Securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	41,129	46,692
Cash flows from financing activities	(7,201)	(3,839)
Cash flows from operating activities	1,201	(529)
Unrealised foreign exchange	376	(1,320)
Other changes	61	125
Ending Balance	35,566	41,129
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,528	3,601
Cash flows from financing activities	(659)	0
Cash flows from operating activities	0	0
Unrealised foreign exchange	22	(50)
Other changes	(335)	(23)
Ending Balance	2,556	3,528
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	1,991
Cash flows from financing activities	0	196
Cash flows from operating activities	0	0
Unrealised foreign exchange	0	0
Other changes	0	4
Ending Balance	2,191	2,191
Dividends Paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Cash flows from financing activities	(292)	(469)
Cash flows from operating activities	0	0
Unrealised foreign exchange	0	0
Other changes	292	469
Ending Balance	£ 0	£ 0